Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	In 2024, we continued to implement a comprehensive cyber security programme as part of our cyber defence strategy. This was done through the formalisation of the Information and Digital Technology (IDT) requirements based on the Shell Performance Framework (SPF). Our Information and Digital Technology Standard sets out a structured approach to identify, assess and mitigate IT and cyber security risks. Following the approval of the IDT requirements, we refreshed our Information Risk Management (IRM) capabilities and streamlined the organisational structure to enhance the formal Chief Information Security Officer (CISO) role, with support from the Executive Committee. This included integrating the cyber defence teams and other decentralised cyber security functions into the central IRM organisation.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Cyber security risk management
Our cyber security capabilities are embedded into our IT systems, and our IT and data are protected by various detective and protective technologies and controls. A structured approach to identify, assess and mitigate the IT and cyber security risks is built into our support processes and is benchmarked to external best practices.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our cyber security strategy is regularly reviewed and updated, as required, by our CISO and Shell's Information and Digital Technology leadership team, with oversight from the EC, the Audit and Risk Committee, and the Board.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Information and Digital Technology leadership team
Cybersecurity Risk Role of Management [Text Block]	These reviews involve consideration of external environment changes; strategic, operational, and cultural risks; response to cyber security risks and implementation of further remedial actions as appropriate; and updates on the performance and benchmarking of the Group's cyber defences. In 2024, dedicated deep dives into areas, such as geopolitical developments and artificial intelligence (AI), were performed.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	CISO and Shell's Information and Digital Technology leadership team, with oversight from the EC, the Audit and Risk Committee, and the Board.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The IRM organisation is led by our CISO, who has more than 20 years of experience in the IT and information security field, including serving as the chief information officer for various large public companies. In addition to holding the Certified Information Systems Security Professional (CISSP) certification, our CISO holds other qualified technical expert certifications, has completed the London School of Economics Executive Development programme, and holds an undergraduate degree in management information systems, risk management, and corporate finance. Our CISO is active in various cyber-security industry trade groups and is on the board of Oil and Natural Energy Information Sharing and Analysis Center (ONE-ISAC), having previously held leadership positions in the oil and gas cyber security sector.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true